Subsidiaries - Disclosure of Disposal of Subsidiaries (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Xinjiang Civil Aviation Property Management Limited [member]
Disclosure of Operating Profit [line items]
Group's effective interest in associate	42.80%	42.80%	51.84%